Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 7,128	$ 6,668
Fair value	7,128	6,668
Current portion of royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	179	423
Fair value	179	423
Current portion of acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	677	634
Fair value	677	634
Current Portion Of Lease Obligations
Disclosure of detailed information about financial instruments [line items]
Carrying amount	346	380
Fair value	346	380
Royalty obligation
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	65
Fair value	0	65
Acquisition payable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	677	591
Fair value	677	591
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Carrying amount	503	789
Fair value	503	789
Current portion of contingent consideration | Financial liabilities measured at FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	293
Fair value	0	293
Contingent consideration | Financial liabilities measured at FVTPL
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	40
Fair value	0	40
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Carrying amount	4,857	3,694
Fair value	4,857	3,694
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	0	3
Fair value	0	3
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Carrying amount	5,635	4,659
Fair value	5,635	4,659
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	63	57
Fair value	$ 63	$ 57